STOCK OPTION PLAN - Summary of Expiration Dates of Stock Options Outstanding (Detail) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	41,138	47,538	49,538	49,538
Weighted average exercise price, Options exercise	$ 35.19
July 27, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	3,000
Weighted average exercise price, Options exercise	$ 35.50
November 30, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	500
Weighted average exercise price, Options exercise	$ 39.79
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	8,000
Weighted average exercise price, Options exercise	$ 42.17
July 21, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	12,000
Weighted average exercise price, Options exercise	$ 32.91
November 29, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	6,000
Weighted average exercise price, Options exercise	$ 39.33
July 24, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	11,638
Weighted average exercise price, Options exercise	$ 30.33